Mortgage Loans - Mortgage Loans (Details) (USD $) In Thousands, unless otherwise specified										12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Variable Rate Debt	Dec. 31, 2011 Variable Rate Debt	Dec. 31, 2012 Fixed Rate Debt	Dec. 31, 2011 Fixed Rate Debt	Dec. 31, 2012 Plaza Las Fuentes Variable Rate Debt		Dec. 31, 2011 Plaza Las Fuentes Variable Rate Debt	Aug. 01, 2011 Plaza Las Fuentes Variable Rate Debt	Dec. 31, 2012 KPMG Tower, A-Note Variable Rate Debt		Dec. 31, 2011 KPMG Tower, A-Note Variable Rate Debt	Dec. 31, 2012 KPMG Tower, B-Note Variable Rate Debt		Dec. 31, 2011 KPMG Tower, B-Note Variable Rate Debt	Dec. 31, 2012 Wells Fargo Tower Fixed Rate Debt	Dec. 31, 2011 Wells Fargo Tower Fixed Rate Debt	Dec. 31, 2012 Gas Company Tower Fixed Rate Debt	Dec. 31, 2011 Gas Company Tower Fixed Rate Debt	Dec. 31, 2012 777 Tower	Dec. 31, 2012 777 Tower Fixed Rate Debt	Dec. 31, 2011 777 Tower Fixed Rate Debt	Dec. 31, 2012 US Bank Tower		Dec. 31, 2012 US Bank Tower Fixed Rate Debt		Dec. 31, 2011 US Bank Tower Fixed Rate Debt	Dec. 31, 2012 Plaza Las Fuentes mezzanine loan Fixed Rate Debt		Dec. 31, 2011 Plaza Las Fuentes mezzanine loan Fixed Rate Debt	Dec. 02, 2011 Plaza Las Fuentes mezzanine loan Fixed Rate Debt	Dec. 31, 2012 Two California Plaza Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Two California Plaza Mortgages of Properties Extended or Disposed	Dec. 31, 2012 KPMG Tower Mortgages of Properties Extended or Disposed	Dec. 31, 2011 KPMG Tower Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Glendale Center Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Glendale Center Mortgages of Properties Extended or Disposed	Dec. 31, 2012 500 Orange Tower Mortgages of Properties Extended or Disposed	Dec. 31, 2011 500 Orange Tower Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Stadium Towers Plaza Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Stadium Towers Plaza Mortgages of Properties Extended or Disposed	Dec. 31, 2012 801 North Brand Mortgages of Properties Extended or Disposed	Dec. 31, 2011 801 North Brand Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Brea Corporate Place Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Brea Corporate Place Mortgages of Properties Extended or Disposed	Dec. 31, 2012 Brea Financial Commons Mortgages of Properties Extended or Disposed	Dec. 31, 2011 Brea Financial Commons Mortgages of Properties Extended or Disposed	Dec. 31, 2012 3800 Chapman Mortgages of Properties Extended or Disposed	Dec. 31, 2011 3800 Chapman Mortgages of Properties Extended or Disposed	Dec. 31, 2012 700 North Central Mortgages of Properties Extended or Disposed	Dec. 31, 2011 700 North Central Mortgages of Properties Extended or Disposed
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,950,281		$ 3,047,194	$ 0	$ 1,461,370	$ 398,031	$ 33,574	$ 1,552,250	$ 1,552,250	$ 33,031	[1],[2],[3]	$ 33,574	$ 33,800	$ 320,800	[4]	$ 0	$ 44,200	[5]	$ 0	$ 550,000	$ 550,000	$ 458,000	$ 458,000		$ 273,000	$ 273,000			$ 260,000	[6]	$ 260,000	$ 11,250	[7]	$ 11,250	$ 11,200	$ 0	$ 470,000	$ 0	$ 400,000	$ 0	$ 125,000	$ 0	$ 110,000	$ 0	$ 100,000	$ 0	$ 75,540	$ 0	$ 70,468	$ 0	$ 38,532	$ 0	$ 44,370	$ 0	$ 27,460
Debt Instrument, Interest Rate at Period End										4.50%	[1]			3.21%	[4]		5.31%	[5]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum										4.50%
Interest Rate																				5.70%		5.10%			5.84%				4.66%			9.88%
Debt Instrument, Unamortized Discount	542		1,199
Long-term Debt	1,949,739		3,045,995
Debt Instrument, Basis Spread on Variable Rate										3.50%	[1]			3.00%	[4]		5.10%	[5]
Derivative, Cap Interest Rate										2.50%
Debt maturing in 2013	$ 898,573	[3],[6]								$ 573	[1],[2],[3]													$ 273,000			$ 260,000	[8]
LIBOR Rate At Period End	0.21%		0.30%
Debt, Weighted Average Interest Rate	5.03%		5.74%

[1]	This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%.
[2]	On July 18, 2013, we sold Plaza Las Fuentes. The $33.0 million mortgage loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[3]	On July 18, 2013, we sold Plaza Las Fuentes. The $33.0 million mortgage loan balance (of which $573 was due during 2013, $600 was due during 2014, $627 was due during 2014, and $31,231 was due during 2016) was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[4]	This loan bears interest at LIBOR plus 3.00%.
[5]	This loan bears interest at LIBOR plus 5.10%.
[6]	On June 18, 2013, we sold US Bank Tower. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[7]	As discussed above, on July 18, 2013, we sold Plaza Las Fuentes. The $11.2 million mezzanine loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”
[8]	On June 18, 2013, we sold US Bank Tower and the Westlawn off-site parking garage. The $260.0 million loan balance was repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”